Cash, cash equivalents and short-term investments:	12 Months Ended
Dec. 31, 2021
Cash, cash equivalents and short-term investments:
Cash, cash equivalents and short-term investments:

4.   Cash, cash equivalents and short-term investments:

Cash, cash equivalents and short-term investments consist of cash balances with banks and short-term investments:

	December 31,	December 31,
	2021	2020

Cash balances with banks	$31,841	$5,734
Short-term investments with initial maturities of three months or less or that can be withdrawn on demand:
Savings accounts and term deposits, yielding interest at 0.15% to 0.73% as at December 31, 2021 (December 31, 2020 – 0.20% to 0.45%)	118,237	43,155
Cash and cash equivalents	150,078	48,889

Short-term investments with initial maturities greater than three months:
Term deposits, nil as at December 31, 2021 (December 31, 2020 – yielding interest at 0.23% to 0.55%)	—	20,021
Term deposits issued in CAD (CAD $34,007), yielding interest at 0.45% to 1.10% as at December 31, 2021 (December 31, 2020 – (CAD $5,529), 0.85% to 1.27%)	26,906	4,341
Bearer deposit notes, yielding interest at 0.40% as at December 31, 2021 (December 31, 2020 – 0.16% to 0.22%)	37,003	25,009
Bearer deposit notes issued in CAD (CAD $44,008), yielding interest at 0.80% to 0.85% as at December 31, 2021	34,819	—
Short-term investments	98,728	49,371
Cash, cash equivalents and short-term investments	$248,806	$98,260